MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Financial income (expense), net, gross realized gains	$ 23	$ 10
Financial income (expense), net, gross realized losses	$ (3)	$ (187)